SUPPLEMENT DATED MAY 26, 1999, TO
                      THE PROSPECTUS DATED MAY 1, 1999, FOR
                   STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE
                                       AND
                 STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                     AND ITS
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The first sentence of the first paragraph in the "Premium Payments Affect Your Coverage" section on page 22 of Strategic Advantage and Strategic Advantage II is changed to read:

        "Unless you have the guaranteed minimum death benefit feature or are in the special continuation period, your coverage lasts only as long as your net account value is enough to pay the monthly charges and your account value is more than your outstanding policy loan plus accrued loan interest."

                        * * * * * * * * * * * * * * * * *

The second sentence of the first paragraph in the "Guaranteed Minimum Death Benefit" section on pages 27-28 of Strategic Advantage and page 27 of Strategic Advantage II is hereby deleted and replaced in its entirety as follows:

        "Your coverage lasts only as long as your net account value is enough to pay the monthly charges and your account value is more than your outstanding policy loan plus accrued loan interest."

                        * * * * * * * * * * * * * * * * *

The following information replaces the similar text in the "Lapse Summary" table on page 39 of Strategic Advantage and Strategic Advantage II:

        In the second and fourth columns headed, "If you do not meet the requirements", the first sentence is changed to read: "Your policy enters the grace period if your net account value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your account value."

                        * * * * * * * * * * * * * * * * *

The following information supplements the information for the Van Eck Worldwide Insurance Trust, found in footnote 10 of the Investment Portfolio Annual Expenses table on page 53 of Strategic Advantage and Strategic Advantage II:

        Effective May 13, 1999, the Adviser has voluntarily agreed to limit the Worldwide Emerging Markets Fund's total annual operating expenses to 1.30% of the Fund's average daily net assets.